January 29, 2010

VIA EDGAR TRANSMISSION

Mr. Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington, D.C. 20549

Re:
Brandywine Blue Fund, Inc. (File Nos.: 033-37959 and 811-06221) and Brandywine Fund, Inc. (File Nos.: 033-01182 and 811-04447) (collectively, the “Companies”) on behalf of the Brandywine Blue Fund, the Brandywine Fund and the Brandywine Advisors Midcap Growth Fund (each a “Fund,” collectively, the “Funds”)

Dear Mr. Minore:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to the comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC on January 19, 2010 regarding the Brandywine Blue Fund’s Post-Effective Amendment (“PEA”) No. 23 to its registration statement and the Brandywine Fund’s PEA No. 25 to its registration statement.  PEA No. 23 and PEA No. 25 were each filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on November 25, 2009, and will each become effective on January 29, 2010.  PEA No. 23 and PEA No. 25 were each filed for the purpose of conforming the Companies’ Prospectuses to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Brandywine Blue Fund is filing this PEA No. 24 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.  Brandywine Fund is filing this PEA No. 26 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.

For your convenience in reviewing the Companies’ responses, your comments and suggestions are included in bold typeface immediately followed by the Companies’ responses.

In addition, in connection with this filing, each Company hereby states the following:

1.
The Company acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Company and its management are solely responsible for the content of such disclosure;

2.
The Company acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Company represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Companies’ responses to your comments are as follows:

PROSPECTUS COMMENTS

Summary Section – All Funds

1.	Please confirm that the “Summary Section” heading only appears once within each Fund’s Summary Section.

The Companies respond by confirming that the Summary Section heading only appears once within each Fund’s Summary Section.

2.
In the “Example” section of each Fund’s Summary Section, please revise the second sentence to conform to the exact wording in Form N-1A (i.e., the sentence should not include the portion that states “that you reinvest all dividends and distributions and”).

The Companies respond by revising the sentence for each Fund as requested.

3.
In the “Principal Investment Strategies” section of each Fund’s Summary Section, the language indicates that the Funds may invest in “equity securities of foreign issuers…”  Please indicate the types of equity securities, other than common stocks, in which the Funds may invest.

The Companies respond by adding the following sentence to the “Principal Investment Strategies” section of each Fund’s Summary Section:

“In addition to common stocks, equity securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants.”

4.
In the “Principal Investment Strategies” section of each Fund’s Summary Section, the language indicates that the Funds may invest in foreign securities.  Please revise the language to indicate the maximum percentage of each Fund’s net assets that may be invested in foreign securities.  Alternatively, please add language indicating that the Funds are not subject to a percentage limitation with regard to investments in foreign securities.  Additionally, please confirm whether the Funds may invest in foreign securities from emerging markets as part of their principal investment strategies.  If so, please indicate the maximum percentage of each Fund’s net assets that may be invested in emerging market securities and also add appropriate risk disclosure.

The Companies respond by revising the “Principal Investment Strategies” section of each Fund’s Summary Section to indicate that the Funds do not have a percentage limitation with regard to their investment in foreign securities.  Additionally, the Companies respond supplementally by confirming that the Funds do not invest in foreign securities from emerging markets as part of their principal investment strategies.

5.
In the “Principal Investment Risks” section of each Fund’s Summary Section, please remove the last sentence under the “Frequent Trading Risk” paragraph that begins, “The Fund has not experienced frequent…”

The Companies respond by removing the sentence as requested.

6.	In the “Performance” section of each Fund’s Summary Section, in the first paragraph, please remove the following sentences:

“The Fund may perform better or worse in the future.  Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indexes, please see Index Descriptions in the prospectus.”

The Companies respond by removing the sentences as requested.

7.
In the “Performance” section of each Fund’s Summary Section, in the “Average Annual Total Returns” table, please revise to conform to Form N-1A by including a parenthetical under each index that reads, “reflects no deduction for fees, expenses, or taxes.”

The Companies respond by adding the parenthetical as requested.

8.
In the “Management” section of each Fund’s Summary Section, in the “Investment Advisers” paragraph, please revise the second sentence to simply state that the Sub-Adviser is Friess Associates of Delaware, LLC.  Additionally, regarding the “Portfolio Managers” paragraph, please confirm whether William D’Alonzo and John P. Ragard are primarily responsible for the day-to-day operations of the Funds, and if so, please add appropriate language.

The Companies respond by revising the sentence as requested.  Additionally, the Companies confirm that William D’Alonzo and John P. Ragard are primarily responsible for the day-to-day operations of each of the Funds and revise the referenced paragraph as follows:

The Fund is managed using a team approach.  All investment decisions are subject to the final approval of William D’Alonzo, portfolio manager since 1997, or John P. Ragard, portfolio manager since 2001, both of whom are primarily responsible for the day-to-day management of the Fund.

9.	In the “Purchase and Sale of Fund Shares” section of each Fund’s Summary Section, please remove the last sentence beginning, “Purchases and redemptions by telephone . . . .”

The Companies respond by removing the sentence as requested.

10.
In the “Payments to Broker-Dealers and Other Financial Intermediaries” section of each Fund’s Summary Section, please remove the words “If made,” from the beginning of the second sentence to conform to the exact wording of Form N-1A.

The Companies respond by removing the words as requested.

Investment Objectives, Strategies and Risks – Brandywine Fund, Brandywine Blue Fund

11.
In the “The Funds’ Investment Objective” section of the above referenced Funds’ Prospectus, please revise to include language indicating the amount of notice that will be provided in the event that the Funds’ investment objectives are changed.

The Companies respond by adding the following language to the referenced section for each of the above Funds:

Each Fund’s investment objective is a non-fundamental policy.  If the Funds’ Board of Directors determines to change a Fund’s non-fundamental policy, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.

Investment Objectives, Strategies and Risks – Brandywine Advisors Midcap Growth Fund

12.
In the “The Fund’s Investment Objective” section of the above referenced Fund’s Prospectus, please revise to include language indicating the amount of notice that will be provided in the event that the Fund’s investment objective is changed, including its policy of investing at least 80% of the value of its net assets in the particular type of investments suggested by the Fund’s name.

The Companies respond by adding the following language to the referenced section for the above Fund:

The Fund’s investment objective, including its policy of investing at least 80% of the value of its net assets in the particular type of investments suggested by the Fund’s name, is a non-fundamental policy.  If the Fund’s Board of Directors determines to change this non-fundamental policy, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.

Investment Objectives, Strategies and Risks – All Funds

13.
Regarding the “The Fund’s Investment Strategies” and “Additional Risks of Investing in the Fund” sections of each Fund’s Prospectus, please confirm whether these sections relate to “principal” strategies and risks, and if so, please revise the names of the sections appropriately.

The Companies respond by confirming that these sections do relate to “principal’ strategies and risks for each Fund.  Additionally, the Companies respond by revising the names of the referenced sections for each Fund as follows:

The Fund’s Principal Investment Strategies

Additional Principal Risks of Investing in the Fund

STATEMENT OF ADDITIONAL INFORMATION COMMENTS

Investment Considerations – All Funds

14.	Please confirm whether any of the Funds invest in reverse repurchase agreements and if so, please add appropriate language to this section.

The Companies respond by confirming that the Funds do not invest in reverse repurchase agreements.

Investment Restrictions – Brandywine Advisors Midcap Growth Fund

15.
Investment Restriction # 2 does not indicate the amount of borrowing the Fund may undertake as a percentage of the value of its net assets.  Please consider revising the “Investment Considerations” section of the Fund’s SAI to indicate this amount.

The Company responds by revising the Fund’s “Investment Considerations” section to include the following language:

The Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes (the aggregate value of the Fund’s outstanding borrowings may not exceed 33 1/3% of the value of the Fund’s total assets).  For example, the Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. As required by the Act, the Fund may only borrow from a bank and must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage within three days (not including Saturdays, Sundays and holidays). Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

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I trust that the above response and revision adequately addresses your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/ William F. D’Alonzo

William F. D’Alonzo
President
Brandywine Blue Fund, Inc.
Brandywine Fund, Inc.